Note 7 - Investment in Affiliates (Details) - Financial Information of Equity Method Investees - Balance Sheets (Equity Method Investments [Member], CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments [Member]
Schedule of Investments [Line Items]
Current assets	364,045	641,314
Non-current assets	1,335,315	556,067
Current liabilities	929,731	582,734
Non-current liabilities	2,904	1,057